Collection Period Ended 31-Jul-2012
Principal Note
Payment Factor
0.00 0.000000
47,530,909.44 0.375881
0.00 1.000000
0.00 1.000000
47,530,909.44
Interest & Principal
Payment
0.00
47,597,822.05
319,458.33
134,708.33
$48,051,988.71
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Determination Date 13-Aug-2012
Record Date 14-Aug-2012
Collection Period (from... to) 1-Jul-2012
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Jul-2012 15-Aug-2012 30/360 Days
Distribution Date 15-Aug-2012
16-Jul-2012
Balance Balance Balance Face Amount
Initial Beginning Ending
0.000000
Class A-2 Notes 469,000,000.00 223,819,197.26 176,288,287.82 101.345223
Class A-1 Notes 495,000,000.00 0.00 0.00
132,500,000.00 132,500,000.00 0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00
Adjusted Pool Balance 1,638,468,899.86 916,277,379.10 868,746,469.66
Total Note Balance
1,547,500,000.00
807,319,197.26
759,788,287.82
Pool Balance
1,691,640,220.36
944,307,839.20
895,230,732.60
Yield Supplement Overcollateralization Amount 53,171,320.50 28,030,460.10 26,484,262.94
Current Overcollateralization Amount 108,958,181.84 6.65%
90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
0.358750% 66,912.61 0.142671
$1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
1.220000% 134,708.33 1.016667
101.487893
Class A-3 Notes 0.850000% 319,458.33 0.708333 0.708333
Class A-2 Notes
1.016667
Total
$521,079.27
Class A-4 Notes
Actual/360 Days
30
30
1-m Libor 0.248750%
Summary
Dates
Collection Period No. 13
31-Jul-2012
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Aug-2012
Principal per $1000
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
0.000000
Class A-4 Notes 132,500,000.00
Interest & Principal Payment
Interest Rate Interest Payment
Amount Percentage
Initial Overcollateralization Amount
Interest per
Available Funds
Distributions
Principal Collections
97,143.18 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 2,890,220.90 Nonrecoverable Advances to the Servicer 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 47,530,909.44
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
51,890,796.42 (7) Additional Servicing Fee and Transition Costs 0.00
51,890,796.42
Total Distribution
Available Funds
51,890,796.42
(9) Excess Collections to Certificateholders 3,051,884.51
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 786,923.20
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
Monthly Interest Distributable Amount 521,079.27 521,079.27 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
319,458.33 319,458.33 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 521,079.27 521,079.27 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
47,530,909.44 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
521,079.27
Net Liquidation Proceeds
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
48,714,151.67 (1) Total Servicing Fee 786,923.20
Recoveries 189,280.67 (3) Interest Distributable Amount Class A Notes
786,923.20 0.00
Total Trustee Fee
0.00 0.00 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
66,912.61 66,912.61 0.00
thereof on Class A-3 Notes
Aggregate Principal Distributable Amount 47,530,909.44 47,530,909.44 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Regular Principal Distributable Amount 47,530,909.44
plus Net Investment Earnings for the Collection Period
0.00
0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund and Investment Earnings
Reserve Fund Deficiency 0.00
Investment Earnings
minus Net Investment Earnings
Reserve Fund Amount - Ending Balance 4,096,172.25
Investment Earnings for the Collection Period 0.00
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Notice to Investors
Pool Balance end of Collection Period
Pool Balance beginning of Collection Period 944,307,839.20 48,027
Principal Collections 32,521,735.95
Weighted Average APR 3.62% 3.60%
Weighted Average Number of Remaining Payments
25.98
Pool Factor 52.92%
As of Cutoff Date Current
Number of Receivables
31-60 Days Delinquent 3,698,777.11
Delinquency Profile *
45.89 35.01
Weighted Average Seasoning (months) 13.28
895,230,732.60 46,789
91-120 Days Delinquent 559,696.04 17
889,922,400.82
Principal Net Liquidation Proceeds
187,480.54
Principal Gross Losses
Losses
Current
362,954.93
Cumulative Principal Net Losses 2,276,786.74
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.135%
Principal Net Losses 80,428.28
95,046.11
Principal Recoveries
62,088
Pool Statistics
Pool Data
Amount Number of Receivables
Principal Collections attributable to Full Pay-offs 16,192,415.72
Principal Purchase Amounts 0.00
Cutoff Date Pool Balance 1,691,640,220.36
Percentage
Current
46,573 99.41%
Principal Gross Losses 362,954.93
895,230,732.60 46,789
Amount
0.06%
Total 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
159 0.41%
40 0.12% 61-90 Days Delinquent 1,049,858.63